Subsequent Events (Details) - Ordinary Shares [Member] - Forecast [Member]	Dec. 10, 2025 $ / shares shares
Subsequent Events [Line Items]
Registered ordinary shares | shares	2,845,000
Registered ordinary shares, par value | $ / shares	$ 0.0001